Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $106,574 and $109,353 at year-end 2015 and 2014, respectively.

Scheduled maturities of time deposits for the next five years are as follows:

2016	$88,635
2017	26,557
2018	11,293
2019	3,316
2020	13,143
Thereafter	-
Total	$142,944

Time deposits included $22,073 and $29,308 in brokered deposits at year-end 2015 and 2014, respectively.